SEGMENT REPORT (Details)		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Revenues		$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
Gross Profit		504,770,308	3,269,801,100	2,240,040,187	1,437,351,407
Interest expenses, net		(59,579,207)	(385,942,186)	(287,667,652)	(223,376,902)
Income before income taxes and equity in income/(loss) of affiliated companies		147,965,917	958,493,615	582,313,610	233,639,303
Total assets		$ 4,190,396,201		19,083,903,101	10,611,225,071	¥ 27,144,548,504
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	[1]		(1,247,310,767)	(1,893,735,279)	(367,174,912)
Gross Profit	[1]		(109,701,143)	(153,331,546)	(49,428,832)
Income before income taxes and equity in income/(loss) of affiliated companies	[1]		(109,701,143)	(153,331,546)	(68,786,825)
Total assets	[1]			(3,661,166,040)	(1,916,975,178)	(4,439,099,201)
Manufacturing [Member]
Segment Reporting Information [Line Items]
Revenues			15,454,374,366	9,740,876,507	7,045,771,578
Gross Profit			2,942,092,054	2,103,506,626	1,417,204,215
Interest expenses, net			(247,449,195)	(220,206,531)	(209,340,372)
Income before income taxes and equity in income/(loss) of affiliated companies			1,044,025,504	721,810,289	282,959,050
Total assets				15,790,325,086	10,309,643,591	19,647,630,981
Manufacturing [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues			1,247,310,767	1,893,735,279	323,522,112
Gross Profit			109,701,143	153,331,546	23,712,087
Solar Projects [Member]
Segment Reporting Information [Line Items]
Revenues			622,107,137	237,652,141	33,066,937
Gross Profit			327,709,046	136,533,561	20,147,192
Interest expenses, net			(138,492,991)	(67,461,121)	(14,036,530)
Income before income taxes and equity in income/(loss) of affiliated companies			¥ 24,169,254	13,834,867	19,467,078
Total assets				¥ 6,958,477,388	2,218,556,658	¥ 11,936,016,724
Solar Projects [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues					43,652,800
Gross Profit					¥ 25,716,745

[1]	Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from the manufacturing segment to the solar project segment; (2) the elimination of unsettled receivables of the manufacturing segment and unsettled payables of the solar projects segment resulting from the above sales of solar modules.